CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Schedule of parent company condensed statements of income and comprehensive income (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
General and administrative expenses	¥ 5,454,423	$ 747,253	¥ 2,040,510	¥ 2,080,917
Research and development expenses	709,828	97,246	695,815	378,502
INCOME FROM OPERATIONS	6,385,127	874,758	11,569,527	6,050,311
Interest income	17,933	2,457	2,286	101
INCOME BEFORE INCOME TAXES	6,152,493	842,888	11,113,220	6,247,613
NET INCOME ATTRIBUTABLE TO JIADE LIMITED'S SHAREHOLDERS	5,603,227	767,639	9,483,524	5,316,277
Foreign currency translation adjustment	418,491	57,333
NET INCOME ATTRIBUTABLE TO JIADE LIMITED'S SHAREHOLDERS	6,021,718	824,972	9,483,524	5,316,277
Parent company | Reportable Legal Entities
General and administrative expenses	2,471,530	338,598
Research and development expenses	86,320	11,826
INCOME FROM OPERATIONS	(2,557,850)	(350,424)
Interest income	14,569	1,996
Equity in gain of subsidiaries	8,146,508	1,116,067	9,483,524	5,316,277
INCOME BEFORE INCOME TAXES	5,603,227	767,639	9,483,524	5,316,277
NET INCOME ATTRIBUTABLE TO JIADE LIMITED'S SHAREHOLDERS	5,603,227	767,639	9,483,524	5,316,277
Foreign currency translation adjustment	418,491	57,333
NET INCOME ATTRIBUTABLE TO JIADE LIMITED'S SHAREHOLDERS	¥ 6,021,718	$ 824,972	¥ 9,483,524	¥ 5,316,277